Shareholder Report	6 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DEUTSCHE DWS SECURITIES TRUST
Entity Central Index Key	0000088048
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000099775
Shareholder Report [Line Items]
Fund Name	DWS Enhanced Commodity Strategy Fund
Class Name	Class A
Trading Symbol	SKNRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Enhanced Commodity Strategy Fund (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$61	1.21%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.38%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.21%
AssetsNet	$ 884,342,075
Holdings Count | Holding	237
Advisory Fees Paid, Amount	$ 3,436,571
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	884,342,075
Number of Portfolio Holdings	237
Portfolio Turnover Rate (%)	21
Total Net Advisory Fees Paid ($)	3,436,571
Effective Duration	0.7 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Cash Equivalents	35%
Corporate Bonds	34%
Government & Agency Obligations	20%
Asset-Backed	6%
Commercial Mortgage-Backed Securities	3%
Short-Term U.S. Treasury Obligations	2%
Collateralized Mortgage Obligations	2%
Other Assets and Liabilities, Net	(2%)
Total	100%

Commodity Sector Allocation

Commodity	% of Net Assets
Agriculture	29%
Energy	22%
Industrials	21%
Precious Metals	20%
Livestock	5%

Credit Quality

Credit Rating	% of Net Assets
AAA	59%
AA	4%
A	11%
BBB	24%
Below BBB	1%
Not Rated	1%

C000099777
Shareholder Report [Line Items]
Fund Name	DWS Enhanced Commodity Strategy Fund
Class Name	Class C
Trading Symbol	SKCRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Enhanced Commodity Strategy Fund (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$98	1.96%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 2.03%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.96%
AssetsNet	$ 884,342,075
Holdings Count | Holding	237
Advisory Fees Paid, Amount	$ 3,436,571
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	884,342,075
Number of Portfolio Holdings	237
Portfolio Turnover Rate (%)	21
Total Net Advisory Fees Paid ($)	3,436,571
Effective Duration	0.7 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Cash Equivalents	35%
Corporate Bonds	34%
Government & Agency Obligations	20%
Asset-Backed	6%
Commercial Mortgage-Backed Securities	3%
Short-Term U.S. Treasury Obligations	2%
Collateralized Mortgage Obligations	2%
Other Assets and Liabilities, Net	(2%)
Total	100%

Commodity Sector Allocation

Commodity	% of Net Assets
Agriculture	29%
Energy	22%
Industrials	21%
Precious Metals	20%
Livestock	5%

Credit Quality

Credit Rating	% of Net Assets
AAA	59%
AA	4%
A	11%
BBB	24%
Below BBB	1%
Not Rated	1%

C000172345
Shareholder Report [Line Items]
Fund Name	DWS Enhanced Commodity Strategy Fund
Class Name	Class R6
Trading Symbol	SKRRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Enhanced Commodity Strategy Fund (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$48	0.95%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.02%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
AssetsNet	$ 884,342,075
Holdings Count | Holding	237
Advisory Fees Paid, Amount	$ 3,436,571
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	884,342,075
Number of Portfolio Holdings	237
Portfolio Turnover Rate (%)	21
Total Net Advisory Fees Paid ($)	3,436,571
Effective Duration	0.7 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Cash Equivalents	35%
Corporate Bonds	34%
Government & Agency Obligations	20%
Asset-Backed	6%
Commercial Mortgage-Backed Securities	3%
Short-Term U.S. Treasury Obligations	2%
Collateralized Mortgage Obligations	2%
Other Assets and Liabilities, Net	(2%)
Total	100%

Commodity Sector Allocation

Commodity	% of Net Assets
Agriculture	29%
Energy	22%
Industrials	21%
Precious Metals	20%
Livestock	5%

Credit Quality

Credit Rating	% of Net Assets
AAA	59%
AA	4%
A	11%
BBB	24%
Below BBB	1%
Not Rated	1%

C000099779
Shareholder Report [Line Items]
Fund Name	DWS Enhanced Commodity Strategy Fund
Class Name	Class S
Trading Symbol	SKSRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Enhanced Commodity Strategy Fund (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$53	1.06%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.14%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.06%
AssetsNet	$ 884,342,075
Holdings Count | Holding	237
Advisory Fees Paid, Amount	$ 3,436,571
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	884,342,075
Number of Portfolio Holdings	237
Portfolio Turnover Rate (%)	21
Total Net Advisory Fees Paid ($)	3,436,571
Effective Duration	0.7 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Cash Equivalents	35%
Corporate Bonds	34%
Government & Agency Obligations	20%
Asset-Backed	6%
Commercial Mortgage-Backed Securities	3%
Short-Term U.S. Treasury Obligations	2%
Collateralized Mortgage Obligations	2%
Other Assets and Liabilities, Net	(2%)
Total	100%

Commodity Sector Allocation

Commodity	% of Net Assets
Agriculture	29%
Energy	22%
Industrials	21%
Precious Metals	20%
Livestock	5%

Credit Quality

Credit Rating	% of Net Assets
AAA	59%
AA	4%
A	11%
BBB	24%
Below BBB	1%
Not Rated	1%

C000099774
Shareholder Report [Line Items]
Fund Name	DWS Enhanced Commodity Strategy Fund
Class Name	Institutional Class
Trading Symbol	SKIRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Enhanced Commodity Strategy Fund (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$48	0.95%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.03%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
AssetsNet	$ 884,342,075
Holdings Count | Holding	237
Advisory Fees Paid, Amount	$ 3,436,571
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	884,342,075
Number of Portfolio Holdings	237
Portfolio Turnover Rate (%)	21
Total Net Advisory Fees Paid ($)	3,436,571
Effective Duration	0.7 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Cash Equivalents	35%
Corporate Bonds	34%
Government & Agency Obligations	20%
Asset-Backed	6%
Commercial Mortgage-Backed Securities	3%
Short-Term U.S. Treasury Obligations	2%
Collateralized Mortgage Obligations	2%
Other Assets and Liabilities, Net	(2%)
Total	100%

Commodity Sector Allocation

Commodity	% of Net Assets
Agriculture	29%
Energy	22%
Industrials	21%
Precious Metals	20%
Livestock	5%

Credit Quality

Credit Rating	% of Net Assets
AAA	59%
AA	4%
A	11%
BBB	24%
Below BBB	1%
Not Rated	1%